Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Mr. Lirong Wang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties	$ 792,708		$ 716,721
Borrowed amount	175,304	$ 320,604	4,909,854	$ 2,748,129
Repayment of debt	99,317	257,451	3,037,704	3,164,170
Mr. Guohua Lin [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	2,837	3,061	11,663	53,694
Repayment of debt	3,489	(4,863)	9,406	29,581
Ms. Xueying Sheng [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	276	3,439	18,605	71,158
Repayment of debt	$ 394	$ 2,088	$ 12,803	$ 89,524